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                           RULE 497(j) CERTIFICATION

      Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 39 filed on August 13, 2001 and effective on the same date pursuant to Rule 485(b):

     i)      Fifth Third Funds Institutional Shares Prospectus;
     ii)     Fifth Third Funds Advisor Shares Prospectus;
     iii)    Fifth Third Funds A, B, and C Shares Prospectus; and
     iv)     Fifth Third Funds Statement of Additional Information.

The text of Post-Effective Amendment No. 39 was filed electronically.


                                        Fifth Third Funds
                                        Registrant


                                        * /s/ Jeffrey C. Cusick
                                        -----------------------
                                        Jeffrey C. Cusick
                                        President


                                        *By /s/ Alan G. Priest
                                        -----------------------
                                        Alan G. Priest
                                        Attorney in Fact

August 15, 2001